NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NOTES PAYABLE
NOTES PAYABLE

9.NOTES PAYABLE

Notes payable consist of the following:

	June 30, 2026			December 31, 2025
(in thousands)	Gross	Discount	Net	Gross	Discount	Net
Notes Payable, Current	$—	$—	$—	$1,100	$(172)	$928

Senior Secured Notes Financing

On March 18, 2026, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Buyers”), pursuant to which the Company agreed to issue and sell to the Buyers senior secured promissory notes (the “Notes”) in the aggregate original principal amount of $3.75 million for an aggregate purchase price of $2.6 million, reflecting an original issue discount of approximately 30%. The Notes contained an exchange feature that was determined to be a derivative liability. Please see Note 10 for additional information.

As of March 31, 2026, the Notes had been exchanged into the March 30, 2026 Preferred Stock and Warrant offering and are no longer outstanding. Please see Note 12 for additional information.

Settlement and Release Agreements

On March 18, 2026, the Company entered into Settlement Agreements and Releases (collectively, the “Settlement Agreements”) with certain holders (collectively, the “Holders”) of those certain Senior Secured Notes (the “Prior Notes”) issued by the Company on October 31, 2025, pursuant to a Securities Purchase Agreement dated June 14, 2023 (as amended, the “Prior Purchase Agreement”). The Settlement Agreements were entered into to resolve certain claims alleged by the Holders against the Company in connection with the Prior Notes, which claims the Company denied. Pursuant to the Settlement Agreements, the Company agreed to (i) repay each Holder the outstanding principal amount of its respective Prior Note in full within two (2) business days following the effective date of the Settlement Agreements, and (ii) pay to the Holders an aggregate cash settlement payment of $300,000 by wire transfer of immediately available funds.

In addition, pursuant to the Settlement Agreements, the Company agreed to assign, transfer, and convey to SmartKem IP LLC, a Delaware limited liability company, certain of the Company’s right, title, and interest in and to certain patents and patent applications, together with all continuations, continuations-in-part, divisionals, reissues, reexaminations, extensions, foreign counterparts, and all rights to sue for past, present, and future infringement thereof. In furtherance thereof, the Company and its subsidiary, SmartKem Ltd, a corporation organized under English law (the “Assignor”), entered into an Intellectual Property Assignment Agreement (the “IP Assignment Agreement”) with SmartKem IP LLC (the “Assignee”), pursuant to which the Assignor irrevocably conveyed, transferred, and assigned to the Assignee certain of the Assignor’s right, title, and interest in and to certain patents, patent applications, and related intellectual property rights, together with all royalties, fees, income, and proceeds related thereto, and all claims and causes of action with respect thereto. The Company also agreed to maintain the employment of a designated patent liaison for a period of six (6) months following the effective date of the Settlement Agreements to provide the Holders with information, assistance, and support relating to the Assigned IP.

The Settlement Agreements contain mutual releases pursuant to which the Holders released the Company and its affiliates, and the Company released the Holders and their affiliates, from any and all claims arising under the Prior Notes and the Prior Purchase Agreement, other than with respect to the obligations set forth in the Settlement Agreements.

7.NOTES PAYABLE:

Notes payable consist of the following:

	December 31, 2025
(in thousands)	Gross	Discount	Net
Notes Payable, Current	$1,100	$(172)	$928
Total Notes Payable	$1,100	$(172)	$928

Senior Secured Loan

On October 31, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain purchasers (the “Purchasers”), pursuant to which the Company issued and sold to the Purchasers in a private placement: (i) Senior Secured Notes (the “Notes”) in the aggregate principal amount of $1,100,000 and (ii) warrants (the “Note Warrants”) exercisable for up to an aggregate of 8,000 shares of the Company’s common stock, at an exercise price of $137.50 per share for an aggregate purchase price of $1,000,000.

The Notes mature on April 30, 2026 and do not bear interest prior to an event of default. If an event of default occurs, interest will accrue at an interest rate equal to the lesser of 10% of the accrued principal amount due and owing under the Notes per annum or the maximum rate permitted under applicable law. The Notes are not convertible into shares of the Company’s common stock.

In connection with the issuance of the Notes, on October 31, 2025, the Company and its subsidiaries entered into a security agreement with The Hewlett Fund LP, as collateral agent (the “Security Agreement”). Pursuant to the Security Agreement, each of the Company and its subsidiaries granted the collateral agent a security interest in substantially all of their assets for the benefit of the Purchasers.

The Note Warrants have an exercise price of $137.50 per share. The Note Warrants are exercisable upon issuance and will expire five (5) years from the date of issuance. The Note Warrants are exercisable in whole or in part in cash. If at the time of exercise more than six months after the issuance date there is no effective registration statement registering, or the prospectus contained therein is not available for the resale or other disposition of the shares of common stock underlying the Note Warrants, then the Note Warrants may also be exercised, in whole or in part, at such time by means of a cashless exercise, in which case the holder would receive upon such exercise the net number of shares of common stock determined according to the formula set forth in the Note Warrants.

A holder of the Note Warrants will not have the right to exercise any portion of its Note Warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder prior to issuance of the Warrants, 9.99%) of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise. A holder may increase or decrease the beneficial ownership limitation up to 9.99%, provided, however, that any increase in the beneficial ownership limitation shall not be effective until 61 days following notice of such change to us. In the event of certain fundamental transactions, the holder of the Note Warrants will have the right to receive the Black Scholes Value of its Notes Warrants calculated pursuant to a formula set forth in the Note Warrants.

The securities described above were sold to the Purchasers without registration under the Securities Act or state securities laws in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws.

As of March 18, 2026 the Notes are no longer outstanding. Please see Note 15 for additional information.